Deconsolidation (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total current assets			$ 330,524,422	¥ 2,366,092,124	¥ 1,264,567,769
Total assets			330,813,625	2,368,162,417	1,267,134,187
Total liabilities			$ 10,053,178	¥ 71,966,675	207,618,180
Feda Electronics Co [Member]
Total current assets	$ 30,134				216,613
Total other assets	55,645				400,000
Total assets	85,779				616,613
Total liabilities	227,142				1,632,790
Total net assets	(141,363)				(1,016,177)
Total consideration	1				¥ 10
Total loss on disposal	$ 197,010	¥ 1,416,187